CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	SHARE CAPITAL	Additional Paid-in Capital	Deficit	Total
Balance at Dec. 31, 2012	$ 71,128	$ 4,826,099	$ (8,679,129)	$ (3,781,902)
Balance (in shares) at Dec. 31, 2012	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		9,452		9,452
Net loss for the year			(2,646,828)	(2,646,828)
Balance at Dec. 31, 2013	$ 71,128	4,835,551	(11,325,957)	(6,419,278)
Balance (in shares) at Dec. 31, 2013	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		45,840		45,840
Net loss for the year			(2,119,472)	(2,119,472)
Balance at Dec. 31, 2014	$ 71,128	4,881,391	(13,445,429)	(8,492,910)
Balance (in shares) at Dec. 31, 2014	71,128,456
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		147,622		147,622
Net loss for the year			(1,205,039)	(1,205,039)
Balance at Dec. 31, 2015	$ 71,128	$ 5,029,013	$ (14,650,468)	$ (9,550,327)
Balance (in shares) at Dec. 31, 2015	71,128,456